Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Jul. 31, 2021 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Number of investors	2
Offering date	February 2017
Issue of ordinary shares	8,500,000
Issued capital (in Dollars) | $	$ 195,500
American Depository Shares [Member]
Subsequent Events (Details) [Line Items]
Number of ADSs issued	85,000
Exercise price, per share (in Dollars per share) | $ / shares	$ 2.3